Non-controlling interest (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	$ (1,533)
Balance at end of period/year	(713)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period/year	(1,533)	$ (254)
Non-controlling interests	820	(1,279)
Balance at end of period/year	$ (713)	$ (1,533)